EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFIT PLANS
Net periodic benefit cost recognized for the plans

	Pension Benefits		Other Benefits
(In thousands)	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014
Components of net periodic benefit cost:
Service cost	$—	$—	$2	$9
Interest cost	1,069	1,152	7	53
Expected return on plan assets	(1,166)	(1,307)	—	—
Amortization of net (gain) loss	11	(259)	(2,797)	(87)
Amortization of prior service credit	—	—	(2,888)	(416)
Curtailment gain	—	—	(11,867)	—
Settlement (gain) loss	287	—	(575)	—

Net periodic benefit cost (credit)	$201	$(414)	$(18,118)	$(441)

	Pension Benefits				Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Successor)	(Predecessor)
Components of net periodic benefit cost:
Service cost	$—	$180	$59	$76	$36	$195	$61	$74
Interest cost	4,609	4,513	1,484	1,962	214	870	306	435
Expected return on plan assets	(5,230)	(4,707)	(1,442)	(1,811)	—	—	—	—
Amortization of net (gain) loss	(1,034)	—	—	899	(348)	(78)	—	88
Amortization of prior service credit	—	—	—	—	(1,665)	—	—	(448)
Settlement	—	—	(15)	—	—	—	—	—

Net periodic benefit cost (credit)	$(1,655)	$(14)	$86	$1,126	$(1,763)	$987	$367	$149